Right-of-Use Assets and Lease Liabilities (Details) - MYR (RM)			12 Months Ended
	Jul. 01, 2024	Jul. 01, 2023	Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Line Items]
Rental payable in advance	RM 26,000	RM 12,500
Founder Energy Sdn. Bhd. [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Rental payable in advance	RM 26,000		RM 26,000